DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 10 – DISCONTINUED OPERATIONS

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meet the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

On March 21, 2024, the Company, Centric and LMM signed a Deed of Novation, Assignment and Assumption (the “Deed”) providing for MGOTeam1 to assign all of its rights and obligations under the existing Trademark License Agreement to Centric, and Centric agreed to assume all of MGO’s rights and obligations in respect of the License Agreement, and the minimum guaranteed royalty amount due to LMM, with effect on and from March 21, 2024.

As a result of the Deed, the Company ceased operations of The Messi Store. The historical results of this business segment have been reflected as discontinued operations in our consolidated financial statements for all periods presented. The current asset and current liability balances as of June 30, 2024 constitute the wind-down of The Messi Store yet to be finalized.

Subsequent to the receipt of the $2,000,000 in proceeds from Centric, MGOTeam1 paid MGO Global, Inc. $2,000,000 for payment on a $2,658,635 Intercompany Demand Note. The remaining balance of the Intercompany Demand Note of $658,635 is eliminated in consolidation.

Summary reconciliation of Discontinued Operations	September 30, 2024 (unaudited)	September 30, 2023 (unaudited)
Revenues	$74,939	$931,839
Cost of sales	48,840	576,217
Gross profit	26,099	355,622

Operating expenses
Selling, general, administrative expenses	31,161	200,945
Marketing and e-commerce expenses	62,528	778,723
Royalty expenses	(55,194)	931,959
Total operating expenses	38,495	1,911,627

Operating income (loss)	(12,396)	(1,556,005)

Interest expense	7,059	456
Gain on transfer of licensing rights	(1,882,469)	-
Gain on settlement of debt	(60,323)	(3,500)
Other (income) expense	(14,671)	21,143
Total other (income) expense	(1,950,404)	18,099

Net income (loss)	$1,938,008	$(1,574,104)
Less: net income (loss) attributable to non-controlling interest	229,073	(185,556)
Net income (loss) attributable to MGO stockholders	$1,708,935	$(1,388,548)

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of September 30, 2024 and December 31, 2023:

	September 30, 2024 (unaudited)	December 31, 2023
Current assets
Cash	$2,176	$98,466
Accounts receivable	95	39,121
Inventories	-	117,531
Other current assets	7,864	7,864
Prepaid expenses	-	4,721
Total current assets	10,135	267,703
Current liabilities
Accounts payable	-	115,333
Accrued liabilities	1,529	264,534
Total current liabilities	1,529	379,867

NOTE 13 – DISCONTINUED OPERATIONS

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meet the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

On March 21, 2024, the Company, Centric and LMM signed a Deed of Novation, Assignment and Assumption (the “Deed”) providing for MGOTeam1 to assign all of its rights and obligations under the existing Trademark License Agreement to Centric, and Centric has agreed to assume all of MGO’s rights and obligations in respect of the License Agreement, and the minimum guaranteed royalty amount due to LMM, with effect on and from March 21, 2024.

As a result of the Deed, the Company ceased operations of The Messi Store. The historical results of this business segment have been reflected as discontinued operations in our consolidated financial statements for all periods presented.

Subsequent to the receipt of the $2,000,000 in proceeds from Centric, MGOTeam1 paid MGO Global, Inc. $2,000,000 for payment on a $2,658,635 Intercompany Demand Note. The remaining balance of the Intercompany Demand Note of $658,635 is eliminated in consolidation.

Summary reconciliation of Discontinued Operations	December 31, 2023	December 31, 2022
Revenues	$1,690,949	$1,048,014
Cost of sales	1,044,048	419,573
Gross profit	646,901	628,441

Operating expenses
Selling, general, administrative expenses	250,899	1,336,176
Marketing and e-commerce expenses	988,399	515,673
Royalty expenses	1,269,556	1,273,105
Total operating expenses	2,508,854	3,125,451

Operating income (loss)	(1,861,953)	(2,497,513)

Interest expense	456	13,181
Gain on settlement of debt	(3,500)	-
Other expense	27,930	2,161
Total other expense	24,886	15,342

Net income (loss)	$(1,886,839)	$(2,512,855)
Less: net income (loss) attributable to non-controlling interest	(227,061)	(294,411)
Net income (loss) attributable to MGO stockholders	$(1,659,778)	$(2,217,444)

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Current assets
Cash	$98,466	$81,677
Accounts receivable	39,121	101,837
Inventories	117,531	69,546
Other current assets	7,864	7,864
Prepaid royalties		147,769
Prepaid expenses	4,721	-
Total current assets	267,703	408,693
Current liabilities
Accounts payable	115,333	684,466
Accrued liabilities	264,534	802,251
Current portion of loan payable	-	138,840
Total current liabilities	379,867	1,625,557